Employee Benefits - Summary of Assumptions Used Defined Benefit Provident Fund Plan (Detail)	Mar. 31, 2023	Mar. 31, 2022
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	1.10%	0.70%
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	5.00%	3.50%